Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Revenues
Healthcare services	$ 28
License and Management Revenue	420		1,530
Total revenues	448		1,530
Operating expenses
Cost of healthcare services	255		509
General and administrative expenses	12,784		18,034
Impairment losses			1,113
Depreciation and amortization	882		1,248
Total operating expenses	13,921		20,904
Loss from operations	(13,473)		(19,374)
Non-operating income (expenses)
Interest & other income	131		941
Interest expense	(1,025)		(1,142)
Loss on extinguishment of debt			(330)
Gain on the sale of marketable securities	696		160
Other than temporary impairment of marketable securities			(185)
Change in fair value of warrant liabilities	(6,303)		341
Loss from continuing operations before provision for income taxes	(19,974)		(19,589)
Provision for income taxes	22		18
Loss from continuing operations	(19,996)		(19,607)
Results of discontinued operations, net of tax			10,449
Net loss	$ (19,996)		$ (9,158)
Basic and diluted net income (loss) per share:*
Continuing operations* (in Dollars per share)	$ (9.21)	[1]	$ (13.53)	[1]
Discontinued operations* (in Dollars per share)		[1]	$ 7.21	[1]
Net loss per share* (in Dollars per share)	$ (9.21)	[1]	$ (6.32)	[1]
Weighted number of shares outstanding* (in Shares)	2,172	[1]	1,449	[1]

[1]	The financial statements have been retroactively restated to reflect the 40 to 1 reverse stock split that occurred on September 6, 2011.